UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 108.6%
Corporate — 2.2%
New York City Industrial Development Agency, Refunding RB, Senior Series A, AMT, 5.00%, 7/01/28	$165	$176,398
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,660	2,066,053

		2,242,451

County/City/Special District/School District — 20.6%
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	200	238,748
Sub-Series A-1, 4.00%, 10/01/34	175	192,624
Sub-Series A-1, 5.00%, 10/01/34	330	398,656
Sub-Series G-1, 5.00%, 4/01/28	1,000	1,235,120
City of New York, New York, GO, Refunding, Series B, 3.00%, 8/01/31	300	305,811
Erie County Industrial Development Agency, RB, City School District of Buffalo Project:
Series 2011A, 5.25%, 5/01/31	200	239,674
Series A (AGM), 5.75%, 5/01/25	1,000	1,192,940
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,250	1,366,950
Series A, 5.00%, 2/15/47	500	545,590
Series A, 5.75%, 2/15/47	1,000	1,214,720
Series A (AGM), 5.00%, 2/15/47	750	820,170
Series A (NPFGC), 4.50%, 2/15/47	1,250	1,315,325
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 7/01/31	500	596,465
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.39%, 3/01/39 (a)	1,000	319,480
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	179,696
Yankee Stadium (NPFGC), 4.75%, 3/01/46	800	828,544
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	5,175	5,706,679
4.75%, 11/15/45	500	547,915
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project:
5.00%, 11/15/31	1,000	1,181,920
5.75%, 11/15/51	670	819,685

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	$1,000	$1,135,780
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University, Series 2008A, 5.00%, 7/01/37	1,000	1,201,200

		21,583,692

Education — 29.6%
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	1,000	1,135,600
Herkimer County Industrial Development Agency New York, RB, College Foundation, Inc. Student Housing Project, 6.25%, 8/01/34	1,000	1,011,140
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,074,700
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	2,195	2,247,065
New York City Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	2,500	2,662,075
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	834,673
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/13 (b)	4,000	4,111,240
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	363,459
FIT Student Housing Corp. (NPFGC), 5.13%, 7/01/14 (b)	2,500	2,686,575
Fordham University, Series A, 5.00%, 7/01/28	500	597,320
New York University, Series B, 5.00%, 7/01/37	500	594,225
New York University, Series C, 5.00%, 7/01/38	1,000	1,120,700
Saint Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,001,710

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	$600	$688,758
The New School (AGM), 5.50%, 7/01/43	350	408,965
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	250	299,623
Fordham University, 4.00%, 7/01/29	385	421,563
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	2,400	2,593,488
New York University, Series A, 5.00%, 7/01/37	745	885,395
Rochester Institute of Technology, 4.00%, 7/01/32 (c)	395	436,001
Rochester Institute of Technology, 5.00%, 7/01/40	550	628,535
Rockefeller University, Series B, 4.00%, 7/01/38	830	906,642
Skidmore College, Series A, 5.00%, 7/01/27	135	161,046
Teachers College, Series A, 5.00%, 7/01/31	525	631,291
Schenectady County Capital Resource Corp., Refunding RB, Union College Project, Series 2012A, 5.00%, 7/01/32	940	1,128,545
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	298,735

		30,929,069

Health — 14.3%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	581,005
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	325	385,271
New York State Dormitory Authority, RB:
Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/13 (b)	4,000	4,031,520
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,411,300
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	350	406,500

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	$310	$329,279
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	405	433,889
NYU Hospital Center, Series A, 6.00%, 7/01/40	250	300,353
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	3,000	3,009,780
New York State Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	750	862,057
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	1,840	2,157,915
NYU Hospital Center, Series A, 5.00%, 7/01/36	500	537,210
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	542,220

		14,988,299

State — 8.6%
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,190,000
Series S-2 (AGM), 5.00%, 1/15/37	850	925,803
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	600	755,412
Series C, 5.00%, 12/15/31	1,500	1,721,745
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	1,000	1,202,670
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities Issue, 5.00%, 5/15/30	1,500	1,851,090
New York State Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,250	1,367,563

		9,014,283

Transportation — 22.7%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	969,412
Series A, 5.00%, 11/15/27	575	691,777

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Transportation (concluded)
Metropolitan Transportation Authority, RB (concluded):
Series D, 5.25%, 11/15/41	$1,750	$2,052,785
Series H, 4.00%, 11/15/34	1,160	1,244,738
Series H, 5.00%, 11/15/42	1,000	1,167,310
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	540	622,372
Series F, 5.00%, 11/15/30	630	760,057
Series F (AGM), 4.00%, 11/15/30	1,000	1,118,400
New York State Thruway Authority, Refunding RB:
Series I, 5.00%, 1/01/37	500	589,015
Series I, 4.13%, 1/01/42	435	467,564
Series I, 5.00%, 1/01/42	425	499,171
Series H (AGM), 5.00%, 1/01/37	4,000	4,594,200
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 11/15/34	1,000	1,208,390
Series B, 5.00%, 11/15/31	90	110,348
Series C, 5.00%, 11/15/38	1,000	1,198,140
Series E (NPFGC), 5.00%, 11/15/32	6,400	6,422,272
		23,715,951
Utilities — 10.6%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,184,490
Long Island Power Authority, General, RB:
Series A (AGM), 5.00%, 5/01/36	500	579,550
Series C (CIFG), 5.25%, 9/01/29	1,000	1,288,390
Long Island Power Authority, Refunding RB, Series A (AGC):
General, 6.00%, 5/01/33	2,000	2,443,260
5.75%, 4/01/39	1,690	2,087,995
New York City Municipal Water Finance Authority, Refunding RB:
Series DD, 5.00%, 6/15/32	1,100	1,301,421
Series FF, 4.00%, 6/15/45	400	431,936
Series FF, 5.00%, 6/15/45	440	518,945
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,189,810
		11,025,797
Total Municipal Bonds in New York		113,499,542

Puerto Rico — 8.3%
State — 3.5%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	700	765,044
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	500	544,380

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	$1,000	$1,114,500
(AGM), 5.00%, 8/01/40	500	545,180
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (a):
5.42%, 8/01/41	1,500	323,940
5.46%, 8/01/43	2,000	383,480
		3,676,524
Transportation — 3.5%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,435,220
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/29	1,000	1,198,120
		3,633,340
Utilities — 1.3%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC):
5.25%, 7/01/29	250	276,693
5.25%, 7/01/30	1,000	1,092,980
		1,369,673
Total Municipal Bonds in Puerto Rico		8,679,537

Total Municipal Bonds – 116.9%		122,179,079

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 36.0%
County/City/Special District/School District — 15.6%
City of New York, New York, GO, Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	1,000	1,248,330
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D1, 5.00%, 11/01/38	2,475	2,953,789
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1:
4.00%, 9/15/35	3,000	3,179,100
5.00%, 9/15/40	2,085	2,469,140
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	5,997	6,474,300
		16,324,659

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York (concluded)
Education — 5.4%
New York State Dormitory Authority, RB:
New York University, Series A (AMBAC), 5.00%, 7/01/37	$2,499	$2,781,671
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	1,999	2,364,501
New York State Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	440	527,428
		5,673,600
Transportation — 7.0%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,800	2,186,308
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority, 5.25%, 12/15/43	3,495	4,153,159
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 3/15/31 (b)	800	973,864
		7,313,331
Utilities — 8.0%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	495	612,280
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,354,769
Second General Resolution, Series HH, 5.00%, 6/15/32	2,249	2,686,414
Series FF-2, 5.50%, 6/15/40	405	499,220
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	2,041	2,175,627
		8,328,310
Total Municipal Bonds in New York		37,639,900

Puerto Rico — 3.2%
State — 3.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C:
5.00%, 8/01/40	2,000	2,213,120
5.25%, 8/01/40	1,010	1,136,341

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Puerto Rico (concluded)
Total Municipal Bonds in Puerto Rico		$3,349,461

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 39.2%		40,989,361
Total Long-Term Investments (Cost – $147,711,594) – 156.1%		163,168,440

Short-Term Securities
New York — 0.1%
City of New York New York, GO, Refunding, VRDN, Sub-Series H-3 (AGM Insurance, State Street Bank & Trust Co. SBPA), 0.17%, 12/03/12 (f)	$50	50,000
	Shares
Money Market Fund — 2.8%
BIF New York Municipal Money Fund, 0.00% (g)(h)	2,909,685	2,909,685
Total Short-Term Securities (Cost – $2,959,685) – 2.9%		2,959,685
Total Investments (Cost – $150,671,279*) – 159.0%		166,128,125
Other Assets Less Liabilities – 1.1%		1,145,870
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (21.3)%		(22,263,720)
VRDP Shares, at Liquidation Value – (38.8)%		(40,500,000)
Net Assets Applicable to Common Shares – 100.0%		$104,510,275

*	As of November 30, 2012, gross unrealized appreciation based on cost for federal income tax purposes was as follows:

Tax cost	$128,835,981
Gross unrealized appreciation	$15,041,843
Net unrealized appreciation	$15,041,843

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
RBC Capital Markets	$436,001	$1,864
(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $500,000.
(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BIF New York Municipal Money Fund	1,020,744	1,888,941	2,909,685	$—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SBPA	Standby Bond Purchase Agreement
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Note
—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$163,168,440	—	$163,168,440
Short-Term Securities	$2,909,685	50,000	—	2,959,685
Total	$2,909,685	$163,218,440	—	$166,128,125

1See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	5

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(22,250,301)	—	$(22,250,301)
VRDP Shares	—	(40,500,000)	—	(40,500,000)
Total	—	$(62,750,301)	—	$(62,750,301)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 23, 2013